UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13(F) COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             American Express Company
Address:          200 Vesey Street
                  New York, New York 10285

Form 13F File Number:      28-698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joan C. Amble
Title:     Senior Vice President and Comptroller
Phone:     212-640-2000

Signature, Place, and Date of Signing:


/s/ Joan C. Amble
-------------------------------------------------------------------------------
Joan C. Amble           New York, New York                 August 15, 2005
 [Signature]              [City, State]                        [Date]


Report Type (Check only one.):

[   ]  13F HOLDINGS REPORT.

[ X ]  13F NOTICE.

[   ]  13F COMBINATION REPORT.


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List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
28-139                              American Express Financial Corporation